Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 44,033	$ 18,294	$ 16,735
Additions based on tax positions related to the current year	3,359	12,212	4,218
Additions for tax positions of prior years	11,984	9,933	5,162
Decrease for tax position of prior years	0	0	(6,796)
Reductions due to lapse of statute of limitations	(1,238)	0	(288)
(Decrease) increase from currency translation	(2,358)	3,594	(737)
Balance at end of year	$ 55,780	$ 44,033	$ 18,294